Other assets - Additional Information (Details) $ in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 HKD ($)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Loan to third parties	$ 2,013	$ 15.6
Interest rate	9.00%	9.00%
Maturity date	Aug. 31, 2020
Interest Receivable	$ 67	$ 0.5